Impairment loss on marketable securities and investments in associated companies (Tables)	12 Months Ended
Dec. 31, 2017
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments
The table below summarizes the total impairments of investments during the years ending December 31, 2017, 2016 and 2015:

	Year ended December 31,
(In US$ millions)	2017	2016	2015
Impairments of Marketable securities (refer to Note 13)
Seadrill Partners - Common Units	—	153	574
SapuraKencana	—	—	178
Total impairment of marketable securities investments (reclassification from OCI)	—	153	752

Impairments of Investment in associated companies and joint ventures (refer to Note 16)
Seadrill Partners - Total direct ownership investments	723	400	302
Seadrill Partners - Subordinated units	82	180	125
Seadrill Partners - Seadrill member interest and IDRs	—	73	106
SeaMex Limited	36	76	—
Itaunas Drilling, Camburi Drilling, and Sahy Drilling	—	13	—
Total impairment of investments in associated companies and joint ventures	841	742	533

Total impairment of investments	841	895	1,285
At the year end the share of recorded equity in the statutory accounts of our associated companies were as follows:

(In US$ millions)	December 31, 2017	December 31, 2016	December 31, 2015
Archer (1)	N/A	15	79
Seabras Sapura Participacoes	63	47	24
Seabras Sapura Holding	143	77	19
Seadrill Partners (2)	N/A	N/A	N/A
Seamex	221	218	200
Total	427	357	322

(1)
In April 2017, following two shares issuances from Archer, we concluded that we no longer had significant influence over Archer's financial and operating decisions, and therefore derecognized our investment in associate and recognized as an available-for-sale security.

(2)
We account for our direct interests in operating subsidiaries of Seadrill Partners, and our ownership of Seadrill Partners Subordinated Units, under the equity method. Our share of Seadrill Partners recorded equity consists of the equity attributable to non-controlling interests in Seadrill Partners, and additionally a proportionate share of equity attributable to Seadrill Partners’ unitholders. The equity attributable to non-controlling interest in Seadrill Partners as at December 31, 2017 was $1,398 million (December 31, 2016: $1,343 million). Seadrill’s holding in the subordinated units represents 18.0% of the limited partner interests in Seadrill Partners. Total equity attributable to Seadrill Partners' unitholders as at December 31, 2017 was $1,304 million (December 31, 2016: $1,193 million).

At year-end the book values of our investment in associated companies are as follows:

(In US$ millions)	December 31, 2017	December 31, 2016
Archer (1)	N/A	—
Seabras Sapura Participacoes	63	47
Seabras Sapura Holding	290	227
Itaunas Drilling	—	—
Camburi Drilling	—	—
Sahy Drilling	—	—
Seadrill Partners - Total direct ownership interests	857	1,537
Seadrill Partners - Subordinated units	97	157
Seadrill Partners - Seadrill member interest and IDRs (2)	64	64
Seamex Ltd.	102	136
Total	1,473	2,168

(1)
In April 2017, following two shares issuances from Archer, we concluded that we no longer had significant influence over Archer's financial and operating decisions, and therefore derecognized our investment in associate and recognized it as an available-for-sale security.

(2)
The Seadrill Partners - Seadrill member interest and Incentive Distribution Rights (“IDR’s”) are accounted for as cost-method investments on the basis that they do not represent common stock interests and their fair value is not readily determinable. The investments are held at cost and not subsequently re-measured. For more details on the deconsolidation of Seadrill Partners see Note 11 "Disposals of businesses and deconsolidation of subsidiaries" for more information.